Financial instruments - (Schedule of commodity price risk) (Details) - Commodity price risk [Member] $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / lbs	Dec. 31, 2021 USD ($) $ / lbs
Copper prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / lbs	0.3	0.3
Effect of variance increase on after-tax profit	$ (1.8)	$ 0.5
Effect of variance decrease on after-tax profit	$ 1.8	$ (0.5)
Zinc prices [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, price | $ / lbs	0.1	0.1
Effect of variance increase on after-tax profit	$ 0.0	$ 0.2
Effect of variance decrease on after-tax profit	$ 0.0	$ (0.2)